Related Party Balances and Transactions - Schedule of Amount Due to a Director (Details) - Mr. Shek Kin Pong [Member] - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Amount Due to a Director [Line Items]
Nature	Acquisition of Wching SZ
Amount due to a director	$ (694,813)		$ (319,688)
Related party transactions	$ 14,530
Director [Member]
Schedule of Amount Due to a Director [Line Items]
Nature	Fund transfer
Amount due to a director	$ (694,813)		$ (319,688)